Share capital (Tables)	6 Months Ended
Jun. 30, 2026
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of Issued and Fully Paid Ordinary Shares

ISSUED AND FULLY PAID ORDINARY SHARES OF €0.07 EACH
	Number of shares	Nominal value ($ million)
At January 1, 2026	5,718,636,398	477
Repurchases of shares	(147,708,271)	(12)
At June 30, 2026	5,570,928,127	465
At January 1, 2025	6,115,031,158	510
Repurchases of shares	(202,687,052)	(17)
At June 30, 2025	5,912,344,106	493